Commitments & Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments And Contingencies [Line Items]
Commitments & Contingencies
NOTE 8 — COMMITMENTS AND CONTINGENCIES
On January 30, 2008, the Company and Carnegie Mellon University (“CMU”) entered into a License Agreement, as amended by that certain Amendment No. 1 to the Amended Exclusive License Agreement, dated as of July 19, 2011, as further amended by that certain Amendment No. 2 to the Amended Exclusive License Agreement, dated as of February 8, 2016, as further amended by that certain Amendment No. 3 to the Amended Exclusive License Agreement, dated as of February 27, 2020 and as further amended by that certain Amendment No. 4 to the Amended Exclusive License Agreement, dated November 23, 2021 (collectively, the “Amended Exclusive License Agreement”). This License Agreement provides the Company an exclusive world-wide right to use certain technology of CMU relating to biocompatible plasma-based plastics to make, have made, use, and otherwise dispose of licensed products and to create derivatives for the field of use. The Company is required to use its best efforts to effect introduction of the licensed technology into the commercial market as soon as possible and meet certain milestones as stipulated within the agreement. CMU retains the right to use any derivative technology developed by the Company as a result of its use of this technology and retains the intellectual property rights to the licensed technology including patents, copyrights, and trademarks.
This agreement is effective until January 30, 2028, or until the expiration of the last-to-expire
patent relating to this technology, whichever comes later, unless otherwise terminated pursuant to another provision within the agreement. Failure to perform in accordance with the agreed upon milestones is grounds for CMU to terminate the agreement prior to the expiration date. As a partial royalty for the license rights, in 2008, the Company has issued 66,913 shares of the Company’s common stock to CMU. In addition, in 2008, the Company issued a warrant for common stock to be exercised upon the earlier of (a) the Company’s cumulative capital funding and/or receipt of cumulative revenues collectively equals the sum of $2,000,000, or (b) thirty (
30
) days prior to any change in control event that provides for the issuance of shares that, when added to the number of shares then held by CMU, results in an amount equal to 8.2% of the outstanding shares of the Company. During 2011, CMU exercised the warrant in full and the Company issued 1,607,705 shares of Common Stock. Prior to a qualified initial public offering or a qualified sale, CMU has the right to subscribe for additional equity securities so as to maintain its then percentage of ownership in the Company.
Royalties payable by the Company to CMU are 2.07% of net sales, as defined in the License Agreement. No royalties are due or payable for a period of three (3) years following the effective date or until the closing of a change in control event, whichever occurs sooner. The Company shall also pay CMU 25% of any sublicense fees received, due and payable upon receipt of the sublicense fees by the Company. All payments due to CMU are due within sixty (60) days after the end of each fiscal quarter. All overdue payments bear interest at a rate equal to the Prime rate in effect at the date such amounts are due plus 4%. Royalties accrued and paid during the three months ended March 31, 2023 and 2022, were $0.
The Company is obligated to reimburse CMU for all patent expenses and fees incurred to date by CMU for the licensed technology at the earlier of (1) three years from the effective date; (2) the closing date of a change in control event; (3) for international patents, from the start of expenses for patenting outside of the United States of America. There were no reimbursed expenses and no owed related to reimbursable expenses for the three months ended March 31, 2023 and 2022, respectively.

NOTE 9 —COMMITMENTS AND CONTINGENCIES
On January 30, 2008, the Company and Carnegie Mellon University (“CMU”) entered into a License Agreement, as amended by that certain Amendment No. 1 to the Amended Exclusive License Agreement, dated as of July 19, 2011, as further amended by that certain Amendment No. 2 to the Amended Exclusive License Agreement, dated as of February 8, 2016, as further amended by that certain Amendment No. 3 to the Amended Exclusive License Agreement, dated as of February 27, 2020 and as further amended by that certain Amendment No. 4 to the Amended Exclusive License Agreement, dated November 23, 2021 (collectively, the “Amended Exclusive License Agreement”). This License Agreement provides the Company an exclusive world-wide right to use certain technology of CMU relating to biocompatible plasma-based plastics to make, have made, use, and otherwise dispose of licensed products and to create derivatives for the field of use. The Company is required to use its best efforts to effect introduction of the licensed technology into the commercial market as soon as possible and meet certain milestones as stipulated within the agreement. CMU retains the right to use any derivative technology developed by the Company as a result of its use of this technology and retains the intellectual property rights to the licensed technology including patents, copyrights, and trademarks.

This agreement is effective until January 30, 2028, or until the expiration of the last-to-expire
patent relating to this technology, whichever comes later, unless otherwise terminated pursuant to another provision within the agreement. Failure to perform in accordance with the agreed upon milestones is grounds for CMU to terminate the agreement prior to the expiration date. As a partial royalty for the license rights, in 2008, the Company has issued 66,913 shares of the Company’s common stock to CMU. In addition, in 2008, the Company issued a warrant for common stock to be exercised upon the earlier of (a) the Company’s cumulative capital funding and/or receipt of cumulative revenues collectively equals the sum of $2,000,000, or (b) thirty (30) days prior to any change in control event that provides for the issuance of shares that, when added to the number of shares then held by CMU, results in an amount equal to 8.2% of the outstanding shares of the Company. During 2011, CMU exercised the warrant in full and the Company issued 1,607,705 shares of Common Stock. Prior to a qualified initial public offering or a qualified sale, CMU has the right to subscribe for additional equity securities so as to maintain its then percentage of ownership in the Company.
Royalties payable by the Company to CMU are 2.07% of net sales, as defined in the License Agreement. No royalties are due or payable for a period of three
(3) years following the effective date or until the closing of a change in control event, whichever occurs sooner. The Company shall also pay CMU 25% of any sublicense fees received, due and payable upon receipt of the sublicense fees by the Company. All payments due to CMU are due within sixty (60) days after the end of each fiscal quarter. All overdue payments bear interest at a rate equal to the Prime rate in effect at the date such amounts are due plus 4%. Royalties accrued and paid during the years ended December 31, 2022 and 2021, were $0.
The Company is obligated to reimburse CMU for all patent expenses and fees incurred to date by CMU for the licensed technology at the earlier of (1) three years from the effective date; (2) the closing date of a change in control event; (3) for international patents, from the start of expenses for patenting outside of the United States of America. There were no reimbursed expenses and no owed related to reimbursable expenses for the years ended December 31, 2022 and 2021, respectively.

Alpha Healthcare Acquisition Corp. III [Member]
Commitments And Contingencies [Line Items]
Commitments & Contingencies
Note 5 — Commitments & Contingencies
Registration Rights
The holders of the Founder Shares, Private Placement Units, Private Placement Warrants, Class A common stock underlying the Private Placement Warrants and Private Placement Units that may be issued upon conversion of Working Capital Loans (and any shares or Class A common stock issuable upon the exercise of the Private Placement Warrants and Private Placement Units that may be issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration rights agreement dated July 26, 2021. The holders of these securities are entitled to make unlimited demands that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period, which occurs (i) in the case of the Founder Shares, as described in the following paragraph, and (ii) in the case of the Private Placement Warrants and the respective shares of Class A common stock underlying such warrants, 30 days after the completion of the Company’s initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement
The Company granted the underwriters a
45-day
option from July 26, 2021, to purchase up to 2,250,000 additional Public Units to cover over-allotments, if any, at the Public Offering price less the underwriting discounts and commissions. On August 3, 2021, the Underwriters exercised their option to purchase 444,103 additional Units for the total amount of $4,441,030.
The underwriters received a cash underwriting discount of two percent
(
2.0%) of the gross proceeds of the Public Offering, or $3,000,000, paid on July 29, 2021. Additionally, in connection with the partial over-allotment exercise, the underwriters received a cash underwriting discount of two percent
(
2.0%) of the gross proceeds, or $88,820, paid on August 6, 2021.
In addition to the cash underwriting discounts, under the original agreement, the underwriters were entitled to a deferred underwriting fee of three and a half percent
(
3.5%), or $5,405,436 of the gross proceeds of the Public Offering and the underwriters’ partial over-allotment exercise upon the completion of the Company’s initial Business Combination.
On March 20, 2023, the Company received a letter providing notice from the representative of the underwriters, waiving any entitlement to their portion of the $5,405,436 deferred underwriting fee that accrued from their participation as the underwriters of the IPO as they have not been involved in the Business Combination process. This deferred underwriting discount, which previously increased the accumulated deficit due to the accretion of the Class A Common stock subject to possible redemption, was recorded as a recovery in the accumulated deficit during the three months ended March 31, 2023.
Subscription Agreements
In conjunction with the IPO activities, on July 14, 2021 (the “Inception Date”), the Company and its Sponsor entered into the Subscription Agreements with certain investors. Under these Subscription Agreements, the investors, who received the At Risk Incentive Private Shares, received the right but not the obligation to subscribe, at their sole discretion, to any equity financing associated with the Closing of the initial Business Combination subject to a maximum of 10% of such offerings’ proceeds, and the right but not the obligation to subscribe, at their sole discretion, at the same terms in the next special purpose acquisition company or other similar entity sponsored by Constellation Alpha Holdings. The investors who received the Non Risk Incentive Private Shares also received the right but not the obligation to subscribe, at their sole discretion, to any equity financing associated with the Closing of the SPAC’s initial Business Combination subject to a maximum of 10% of such offerings’ proceeds if the Investor still holds their Public Shares at the business combination date. Since the number of shares or other instruments to be purchase by the investors is unknown, these rights to participate in future offerings do not meet definition of an equity contract.
Risks and Uncertainties
Results of operations and the Company’s ability to complete an Initial Business Combination may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond its control. The business could be impacted by, among other things, downturns in the financial markets or in economic conditions, inflation, and increases in interest rates. The Company cannot at this time fully predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact our business and our ability to complete an Initial Business Combination. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 5 — Commitments & Contingencies
Registration Rights
The holders of the Founder Shares, Private Placement Units, Private Placement Warrants, Class A common stock underlying the Private Placement Warrants and Private Placement Units that may be issued upon conversion of Working Capital Loans (and any shares or Class A common stock issuable upon the exercise of the Private Placement Warrants and Private Placement Units that may be issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration rights agreement dated July 26, 2021. The holders of these securities are entitled to make unlimited demands that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period, which occurs (i) in the case of the Founder Shares, as described in the following paragraph, and (ii) in the case of the Private Placement Warrants and the respective shares of Class A common stock underlying such warrants, 30 days after the completion of the Company’s initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriters Agreement
The Company granted the underwriters a
45-day
option from July 26, 2021, to purchase up to 2,250,000 additional Public Units to cover over-allotments, if any, at the Public Offering price less the underwriting discounts and commissions. On August 3, 2021, the Underwriters exercised their option to purchase 444,103 additional Public Units for the total amount of $4,441,030.
The underwriters received a cash underwriting discount of two percent (2.0%) of the gross proceeds of the Public Offering, or $3,000,000, paid on July 29, 2021. Additionally, in connection with the partial over-allotment exercise, the underwriters received a cash underwriting discount of two percent (2.0%) of the gross proceeds, or $88,820, paid on August 6, 2021. In addition to the cash underwriting discounts, the underwriters will be entitled to a deferred underwriting fee of three and a half percent (3.5%), or $5,405,436 of the gross proceeds of the Public Offering and the underwriters’ partial over-allotment exercise upon the completion of the Company’s initial Business Combination.
Subscription Agreements
In conjunction with the IPO activities, on July 14, 2021 (the “Inception Date”), the Company and its Sponsor entered into the Subscription Agreements with certain investors. Under these Subscription Agreements, the investors, who received the At Risk Incentive Private Shares, received the right but not the obligation to subscribe, at their sole discretion, to any equity financing associated with the Closing of the initial Business Combination subject to a maximu
m of 10% of such offerings’ proceeds, and the right but not the obligation to subscribe, at their sole discretion, at the same terms in the next special purpose acquisition company or other similar entity sponsored by Constellation Alpha Holdings. The investors who received the Non Risk Incentive Private Shares also received the right but not the obligation to subscribe, at their sole discretion, to any equity financing associated with the Closing of the SPAC’s initial Business Combination subject to a maximum of 10% of such offerings’ proceeds if the Investor still holds their Public Shares at the business combination date. Since the number of shares or other instruments to be purchase by the investors is unknown, these rights to participate in future offerings do not constitute an obligation.
Risks and Uncertainties
Results of operations and the Company’s ability to complete an Initial Business Combination may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond its control. The business could be impacted by, among other things, downturns in the financial markets or in economic conditions, inflation, increases in interest rates, the ongoing effects of the
COVID-19
pandemic, including resurgences and the emergence of new variants, and geopolitical instability, such as the military conflict in the Ukraine. The Company cannot at this time fully predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact our business and our ability to complete an Initial Business Combination. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.